Commitments and Credit Risk - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Credit Risk [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates	$ 7,300,000	$ 7,800,000
Standby letters of credit
Commitments and Credit Risk [Line Items]
Letters of Credit Outstanding, Amount	120,000	150,000
Commercial Real Estate Other Receivable
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	64.70%	64.50%
Installment laons
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	8.60%	10.70%
Real estate loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	26.70%	24.80%
Deposits with Federal Reserve Bank of Cleveland	18,300,000	69,800,000
Minimum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	60 days
Maximum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	90 days
Commercial Lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	11,500,000	13,000,000
Consumer lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	$ 35,300,000	$ 32,400,000